Cover	May 04, 2023
Cover [Abstract]
City Area Code	831
Local Phone Number	274-6500
Entity Registrant Name	Fox Factory Holding Corp.
Entity Address, Address Line One	2055 Sugarloaf Circle, Suite 300
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
Document Period End Date	May 04, 2023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FOXF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36040
Entity Tax Identification Number	26-1647258
Entity Central Index Key	0001424929
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	2055 Sugarloaf Circle, Suite 300
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097